Loans and Allowance for Loan Losses - Summary of Loans by Major Class (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans and Allowance for Loan Losses
Total loans	$ 1,146,627	$ 1,068,432
Commercial, financial, and agricultural
Loans and Allowance for Loan Losses
Total loans	207,720	192,238
Residential real estate | Construction
Loans and Allowance for Loan Losses
Total loans	28,610	26,492
Residential real estate | Mortgages
Loans and Allowance for Loan Losses
Total loans	241,517	246,754
Commercial real estate | Construction
Loans and Allowance for Loan Losses
Total loans	106,784	98,340
Commercial real estate | Mortgages
Loans and Allowance for Loan Losses
Total loans	529,536	472,455
Installment and other consumer
Loans and Allowance for Loan Losses
Total loans	$ 32,460	$ 32,153